MFS(R) Strategic Income Fund

                      Supplement to the Current Prospectus

Effective immediately, the Portfolio Manager section of the Prospectus is hereby restated as follows:

Portfolio Managers

Information regarding the portfolio managers of the fund is set forth below. Further information regarding the fund's portfolio managers, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. The portfolio managers are primarily responsible for the day-to-day management of the fund.

     Portfolio Manager              Primary Role            Since                Title and Five Year History
     -----------------              ------------            -----                ---------------------------
     James J. Calmas           Lead Portfolio Manager       2005                Senior Vice President of MFS; employed in the
                                                                                investment management area of MFS since 1988.

     John Addeo                High Yield Corporate Debt    October             Vice President of MFS; employed in the
                                 Securities Portfolio        2006               investment management area of MFS since 1998.
                                      Manager

     Robert D. Persons            Investment Grade           2005               Vice President of MFS; employed in the
                             Corporate Debt Securities                          investment management area of MFS since 2000.
                                 Portfolio Manager

     Matthew W. Ryan            Emerging Markets Debt        2005               Senior Vice President of MFS; employed in the
                                Securities Portfolio                            investment management area of MFS since 1997.
                                      Manager

     Erik S. Weisman          International Government       2005               Vice President of MFS; employed in the
                                Securities Portfolio                            investment management area of MFS since 2002;
                                      Manager                                   Assistant to the U.S. Executive Director for the
                                                                                International Monetary Fund prior to 2002.


                 The date of this Supplement is October 9, 2006.